Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents		$ 3,304	$ 2,873	$ 3,075	$ 4,298
Restricted cash		50	0
Other current assets		657	304
Total current assets		8,278	3,207
Non-current assets:
Total non-current assets		199,880	61
TOTAL ASSETS		209,352	3,268
Current liabilities:
Current portion of convertible promissory notes		103	0
Trade accounts and other payables		5,979	264
Accrued liabilities		2,296	223
Total current liabilities		9,250	592
Non-current liabilities
Long-term portion of convertible promissory notes		31	0
Total liabilities		186,068	592
Commitments and contingencies		0	0
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively		2	0
Additional paid-in capital		337,121	307,559
Accumulated deficit		(313,839)	(304,883)
Total Stockholders' equity		23,284	2,676	(90,696)	(101,618)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 209,352	$ 3,268
Preferred stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock shares authorized (in shares)		25,000,000	25,000,000
Preferred stock shares issued (in shares)		0	0
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)		500,000,000	500,000,000
Common stock shares issued (in shares)		19,522,413	3,977,854
Common stock shares outstanding (in shares)		19,522,413	3,977,854
Parent Company [Member]
Current assets:
Cash and cash equivalents		$ 2,078	$ 2,578	$ 2,767	$ 375
Restricted cash		50	0
Other current assets		24	42
Total current assets		2,152	2,620
Non-current assets:
Investments in subsidiaries	[1]	21,613	271
Total non-current assets		21,613	271
TOTAL ASSETS		23,765	2,891
Current liabilities:
Current portion of convertible promissory notes		103	0
Trade accounts and other payables		171	100
Accrued liabilities		176	115
Total current liabilities		450	215
Non-current liabilities
Long-term portion of convertible promissory notes		31	0
Total liabilities		481	215
Commitments and contingencies		0	0
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively		2	0
Additional paid-in capital		337,121	307,559
Accumulated deficit		(313,839)	(304,883)
Total Stockholders' equity		23,284	2,676
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 23,765	$ 2,891
Preferred stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock shares authorized (in shares)		25,000,000	25,000,000
Preferred stock shares issued (in shares)		0	0
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)		500,000,000	500,000,000
Common stock shares issued (in shares)		19,522,413	3,977,854
Common stock shares outstanding (in shares)		19,522,413	3,977,854

[1]	Eliminated in consolidation